Document and Entity Information	May 10, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2022
Entity Registrant Name	Atea Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39661
Entity Tax Identification Number	46-0574869
Entity Address, Address Line One	225 Franklin Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	857
Local Phone Number	284-8891
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	AVIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001593899
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	125 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110